LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
LONG-TERM OBLIGATIONS
LONG-TERM OBLIGATIONS

The components of long-term obligations at December 31 were as follows:

	2016	2015
Accrued royalties	$22,763	$35,451
Other	9,891	8,902
	$32,654	$44,353

The Company licenses certain intellectual property ("IP") and pays royalties in accordance with these license agreements. Where agreements are not finalized, we recognize our current best estimate of the potential royalty obligation in long-term obligations.  In accordance with its policy, the Company reviews its estimate of the potential royalty obligation on an ongoing basis. Beginning in the fourth quarter of 2016, this review indicated that cumulative recent developments in the IP licensing landscape and other factors should be reflected in the estimate of our royalty obligations.  As a result, we reduced our accrued royalties obligation by $13.0 million effective October 1, 2016 and recorded this recovery as cost of goods sold in the statement of earnings. The change in accounting estimate also resulted in a reduction of $1.4 million in our royalty accrual for products sold during the three months ended December 31, 2016 and this reduction is recorded in our cost of goods sold. For the year ended December 31, 2016, net earnings and earnings per common share include the effect of the change in accounting estimate.  For the year ended December 31, 2016, this change in accounting estimate increased net earnings by $14.4 million and each of basic and diluted net earnings per share by $0.45.